12. PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 198,480	$ 187,982	$ 188,250
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	65,896	64,813	65,618
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	77,128	72,601	72,716
Plant and equipment | Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,121	4,821	4,542
Plant and equipment | Accumulated depreciation/amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(16,353)	(12,609)	(11,640)
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	132,584	123,169	122,632
Mineral properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	132,767	123,340	122,797
Mineral properties | Accumulated depreciation/amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (183)	$ (171)	$ (165)